UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2019 to November 30, 2019

Commission File Number of issuing entity:
333-228572
Central Index Key Number of issuing entity:
0001128250
BA CREDIT CARD TRUST *
(Exact name of issuing entity as specified in its charter)
(Issuer of the Notes)

Commission File Number of issuing entity:
333-228572-02
Central Index Key Number of issuing entity:
0000936988
BA MASTER CREDIT CARD TRUST II
(Exact name of issuing entity as specified in its charter)
(Issuer of the Collateral Certificate)

Commission File Number of depositor: 333-228572-01
Central Index Key Number of depositor: 0001370238
BA CREDIT CARD FUNDING, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

BANK OF AMERICA, NATIONAL ASSOCIATION
(Exact name of sponsor as specified in its charter)

Keith Landis (980) 683-4915
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC 1020 North French Street DE5-002-01-05 Wilmington, DE 19884	c/o BA Credit Card Funding, LLC 1020 North French Street DE5-002-01-05 Wilmington, DE 19884
(Address of principal executive offices of issuing entity)	(Address of principal executive offices of issuing entity)

(980) 683-4915	(980) 683-4915
(Telephone number, including area code)	(Telephone number, including area code)

N/A	N/A
(I.R.S. Employer Identification No.)	(I.R.S. Employer Identification No.)

N/A	N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No  __

* In accordance with relevant regulations of the Securities and Exchange Commission, the depositor files annual and other reports with the Commission in respect of the BA Credit Card Trust and the BA Master Credit Card Trust II under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust.

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.
ITEM 2 – Legal Proceedings.
In 2005, a group of merchants filed a series of putative class actions and individual actions directed at interchange fees associated with Visa and MasterCard payment card transactions. These actions, which were consolidated in the U.S. District Court for the Eastern District of New York under the caption In re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange), named Visa, MasterCard and several banks and bank holding companies, including Bank of America Corporation (“BAC”), as defendants. Plaintiffs alleged that defendants conspired to fix the level of default interchange rates and that certain rules of Visa and MasterCard were unreasonable restraints of trade. Plaintiffs sought compensatory and treble damages and injunctive relief.

On October 19, 2012, defendants reached a settlement with respect to the putative class actions that the U.S. Court of Appeals for the Second Circuit rejected. In 2018, defendants reached a settlement with the representatives of the putative Rule 23(b)(3) damages class to contribute an additional $900 million to the approximately $5.3 billion held in escrow from the prior settlement.  BAC’s additional contribution is not material to BAC. The District Court granted preliminary approval of the settlement with the putative Rule 23(b)(3) damages class in January 2019.

In addition, the putative Rule 23(b)(2) class action seeking injunctive relief is pending, and a number of individual merchant actions continue against the defendants, including one against BAC. As a result of various loss-sharing agreements, however, BAC remains liable for a portion of any settlement or judgment in individual suits where it is not named as a defendant.

In November 2019, a lawsuit (Filer et al. v. BA Credit Card Funding, LLC et al. (No. 19-CV-1507 (W.D.N.Y. November 14, 2019)) was filed against BA Credit Card Funding, LLC (the “Transferor”), BA Credit Card Trust (the “Issuing Entity”), and, by and through The Bank of New York Mellon Corporation as its trustee, BA Master Credit Card Trust II (“Master Trust II”). Each of the Transferor and the Issuing Entity is an affiliate of Bank of America, National Association (the “Bank”), and Master Trust II is a common law trust established by the Bank. Each of the Transferor, Master Trust II and the Issuing Entity has acted as a special purpose entity in the BA Credit Card Trust securitization issuance platform sponsored by the Bank. The putative class action was brought by certain New York residents with credit card accounts originated by the Bank (which is not named as a defendant), who allege that the Bank securitized their credit card receivables in Master Trust II. The complaint contends that the defendants are required to comply with New York state’s usury law under the United States Court of Appeals for the Second Circuit decision in Madden v. Midland Funding, LLC, 786 F.3d 246 (2d Cir. 2015), cert. denied, 136 S. Ct. 2505 (June 27, 2016) because they are non-bank entities that are not entitled to the benefits of federal preemption applicable to loans made by the Bank. The Filer litigation is in its early stages. If the Filer litigation advances and ultimately is decided adversely to the defendants, it could subject them to significant exposure and result in receivables with rates of interest that exceed applicable state usury limits being subject to interest rate reductions or being deemed void or unenforceable and requiring forfeiture of principal and/or interest (paid or to be paid). There can be no assurances as to the outcome of the litigation and, if decided adversely, investors may suffer a delay in payment or loss on their notes.

PART II – OTHER INFORMATION

ITEM 3 – Sales of Securities and Use of Proceeds.

The following table provides information about sales of securities by BA Credit Card Trust during the period covered by this report that have not been previously reported. For purpose of this report, sales of securities are treated as having been previously reported if such sales have been previously reported in another report or registration statement, including a prospectus forming a part of a registration statement filed by BA Credit Card Funding, LLC on behalf of BA Credit Card Trust.

Date of Sale	Size (millions) / Title	Purchasers	Exemption from Securities Act Registration

NOTHING TO REPORT

Any sale of securities by the BA Credit Card Trust during the period covered by this report that is not included in the preceding table has been previously reported in a prospectus filed by the depositor on behalf of the BA Credit Card Trust under the Central Index Key (CIK) number (0001128250) for the BA Credit Card Trust on the filing date, and under the Commission file number, indicated below:

Prospectus Filing Date	Commission File Number

NOTHING TO REPORT

A class designation of notes determines the relative seniority for receipt of cash flows and funding of uncovered defaults on principal receivables allocated to the related series of notes. The Class B notes are subordinate to the Class A notes and the Class C notes are subordinate to the Class A and Class B notes.  With respect to the tranches in each class of notes, the cash flows and funding of uncovered defaults will be allocated to the tranches on a pro rata basis.

Without noteholder consent, BA Credit Card Trust may issue a new series, class or tranche of notes at any time upon the satisfaction of certain conditions described in the underlying transaction agreements, including confirmation that (i) the issuer reasonably believes that the new issuance will not adversely affect the amount of funds available to be distributed to the holders of any outstanding notes or the timing of such distributions, and (ii) the new issuance will not cause a reduction, qualification or withdrawal of the ratings of any outstanding notes.

In addition, without noteholder consent and without the consent of any holders of certificates issued by BA Master Credit Card Trust II, BA Credit Card Funding, LLC has the right to designate, from time to time, additional eligible credit card accounts to BA Master Credit Card Trust II. In connection with any such designation, BA Credit Card Funding, LLC will transfer the related receivables, whether then existing or thereafter created, to BA Master Credit Card Trust II.

ITEM 9 – Exhibits.

Exhibit 99.1	Monthly Series Certificateholders' Statement.

Exhibit 99.2	Schedule to Monthly Noteholders' Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 16, 2019

BA CREDIT CARD TRUST (Issuing Entity) BA MASTER CREDIT CARD TRUST II (Issuing Entity) BANK OF AMERICA, NATIONAL ASSOCIATION, (Servicer)
By: /s/ Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Vice President